As filed with the Securities and Exchange Commission on August 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
GOVERNMENT (6.4%)
    1,520   U.S. Treasury Bonds, 7.25%, due 5/15/16                                  TSY       TSY                 1,946
      110   U.S. Treasury Bonds, 8.13%, due 8/15/19                                  TSY       TSY                   156
    1,920   U.S. Treasury Bonds, 6.00%, due 2/15/26                                  TSY       TSY                 2,366
      320   U.S. Treasury Notes, 6.50%, due 2/15/10                                  TSY       TSY                   357
      295   U.S. Treasury Strip, due 8/15/14                                         TSY       TSY                   204
                                                                                                                 --------
            TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND
            CREDIT OF THE U.S. GOVERNMENT (COST $4,957)                                                            5,029
                                                                                                                 --------

U.S. GOVERNMENT AGENCY SECURITIES (8.5%)
    1,320   Fannie Mae, Notes, 4.30%, due 3/9/09                                     AGY       AGY                 1,323
      110   Fannie Mae, Notes, 7.25%, due 1/15/10                                    AGY       AGY                   125
    1,085   Federal Home Loan Bank, Notes, 4.25%, due 5/16/08                        AGY       AGY                 1,085
      785   Freddie Mac, Disc. Notes, due 7/1/05                                     AGY       AGY                   785  oo
    3,405   Freddie Mac, Notes, 3.75%, due 8/3/07                                    AGY       AGY                 3,395
                                                                                                                 --------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $6,702)                                                  6,713
                                                                                                                 --------
MORTGAGE-BACKED SECURITIES (40.5%)
    1,140   Bear Stearns Commercial Mortgage Securities, Inc., Ser.
            2005-PWR8, Class A4, 4.67%, due 6/11/41                                  Aaa                           1,149
      422   Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
            Class A1, 7.09%, due 10/15/32                                                      AAA                   446
      625   Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
            Class A2, 7.32%, due 10/15/32                                                      AAA                   704
      124   Countrywide Home Loans, Pass-Through Trust, Ser. 2003-42,
            Class 2A1, 3.44%, due 7/25/05                                            Aaa       AAA                   124   oo
      365   Credit Suisse First Boston Mortgage Securities Corp., Ser.
            2003-C5, Class A1, 3.09%, due 12/15/36                                             AAA                   357
      309   Crusade Global Trust, Ser. 2004-1, Class A1, 3.30%, due
            7/16/05                                                                  Aaa       AAA                   309   oo
      475   G-Force LLC, Ser. 2005-RRA, Class A2, 4.83%, due 8/22/36                           AAA                   482   **
       10   GMAC Mortgage Corp. Loan Trust, Ser. 2003-AR1, Class A1,
            3.42%, due 7/19/05                                                       Aaa       AAA                    10   oo
       86   GMAC Mortgage Corp. Loan Trust, Ser. 2003-AR2, Class 2A1,
            3.45%, due 7/19/05                                                       Aaa       AAA                    86   oo
      111   Indymac Loan Trust, Ser. 2003-L1, Class A1, 3.69%, due
            7/25/05                                                                  Aaa                             111   **oo
      392   Interstar Millennium Trust, Ser. 2003-5G, Class A2, 3.39%,
            due 7/20/05                                                              Aaa       AAA                   393   oo
      355   Interstar Millennium Trust, Ser. 2004-2G, Class A, 3.60%,
            due 9/14/05                                                              Aaa       AAA                   355   oo
      405   JP Morgan Chase Commercial Mortgage Security Corp., Ser.
            2005-FL1A, Class A1, 3.33%, due 7/15/05                                  Aaa       AAA                   405   **oo
      845   JP Morgan Chase Commercial Mortgage Security Corp., Ser.
            2001-CIBC, Class A2, 6.00%, due 3/15/33                                            AAA                   868
      260   JP Morgan Chase Commercial Mortgage Security Corp., Ser.
            2005-CB11, Class A1, 4.52%, due 8/12/37                                  Aaa       AAA                   263
      440   JP Morgan Chase Commercial Mortgage Security Corp., Ser.
            2005-LDP2, Class A3, 4.70%, due 7/15/42                                  Aaa       AAA                   444
      300   Lehman Large Loan, Ser. 1997-LLI, Class A3, 6.90%, due
            10/12/34                                                                 Aaa       AAA                   311   ++
      330   Medallion Trust, Ser. 2004-1G, Class A1, 3.42%, due                      Aaa       AAA                   330   oo
            8/25/05
      232   Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1,
            4.45%, due 9/12/42                                                       Aaa       AAA                   234

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)

      140   Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%,
            due 12/13/41                                                                       AAA                   142
      500   MortgageIT Trust, Ser. 2005-3, Class A1, 3.62%, due                      Aaa       AAA                   500   oo
            7/25/05
       58   Novastar NIM Note Trust, Ser. 2005-N1, 4.78%, due 10/26/35                          A                     57   **
      593   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17,
            Class A1, 4.43%, due 3/15/42                                             Aaa       AAA                   597
FANNIE MAE
      316   Pass-Through Certificates, 6.00%, due 11/1/15                            AGY       AGY                   327
      319   Pass-Through Certificates, 8.00%, due 10/1/31                            AGY       AGY                   344
      345   Pass-Through Certificates, 8.50%, due 4/1/34                             AGY       AGY                   374
    8,225   Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity                  AGY       AGY                 8,315   o
    4,395   Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                  AGY       AGY                 4,395   o
    7,245   Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity                  AGY       AGY                 7,342   o

FREDDIE MAC
      196   Pass-Through Certificates, 6.50%, due 11/1/25                            AGY       AGY                   204
       72   REMIC Floating Rate CMO, Ser. 1364, Class K, 5.00%, due 9/15/07          AGY       AGY                    72

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    1,620   Pass-Through Certificates, 8.00%, due 12/15/27                           AGY       AGY                 1,753
                                                                                                                 --------
            TOTAL MORTGAGE-BACKED SECURITIES (COST $31,684)                                                       31,803
                                                                                                                 --------
CORPORATE DEBT SECURITIES (21.7%)
      245   American Home Products Corp., Notes, 6.95%, due 3/15/11                  Baa1       A                    274
      145   AT&T Wireless Services, Inc., Senior Notes, 7.88%, due 3/1/11            Baa2       A                    169
       70   AT&T Wireless Services, Inc., Senior Notes, 8.75%, due 3/1/31            Baa2       A                     98
      220   AXA, Subordinated Notes, 8.60%, due 12/15/30                              A3       BBB+                  300
      165   Berkshire Hathaway Finance Corp., Senior Notes, 4.13%, due 1/15/10       Aaa       AAA                   164   **
    1,290   Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                  Aa2        A+                 1,320
      290   Comcast Cable Communications, Notes, 8.38%, due 5/1/07                   Baa2      BBB+                  311
      470   Comcast Cable Communications, Senior Notes, 7.13%, due 6/15/13           Baa2      BBB+                  539
      350   Comcast Corp., Bonds, 5.65%, due 6/15/35                                 Baa2      BBB+                  348
      500   Cox Communications, Inc., Notes, 6.75%, due 3/15/01                      Baa3      BBB-                  544
       30   Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
            4.05%, due 6/4/08                                                         A3       BBB                    30
      305   Deutsche Telekom Int'l. Finance, Guaranteed Notes, 8.75%,
            due 6/15/30                                                               A3        A-                   413
      185   Enterprise Products Partners L.P., Guaranteed Notes, Ser.
            B, 6.88%, due 3/1/33                                                     Baa3      BB+                   209
      220   EOP Operating L.P., Notes, 4.65%, due 10/1/10                            Baa2      BBB+                  219
      105   Excelon Corp., Notes, 4.45%, due 6/15/10                                 Baa2      BBB+                  105
      210   Excelon Corp., Notes, 4.90%, due 6/15/15                                 Baa2      BBB+                  211
      140   Ford Motor Credit Co., Notes, 5.70%, due 1/15/10                         Baa2      BB+                   129
       85   Ford Motor Credit Co., Notes, 7.88%, due 6/15/10                         Baa2      BB+                    84
      175   France Telecom, Notes, 7.75%, due 3/1/11                                  A3        A-                   203
       75   General Electric Capital Corp., Medium-Term Notes, Ser. A,
            6.00%, due 6/15/12                                                       Aaa       AAA                    82
      410   General Electric Capital Corp., Notes, 4.88%, due 3/4/15                 Aaa       AAA                   420
      185   General Electric Co., Notes, 5.00%, due 2/1/13                           Aaa       AAA                   191
      150   Goldman Sachs Capital I, Guaranteed Notes, 6.35%, due 2/15/34             A1        A-                   162
      465   Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13                    Aa3        A+                   480

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)

      310   Goldman Sachs Group, Inc., Notes, 5.13%, due 1/15/15                     Aa3        A+                   316
      300   Harrahs Operating, Inc., Bonds, 5.63%, due 6/1/15                        Baa3      BBB-                  306   **
      150   HSBC Finance Corp., Notes, 5.75%, due 1/30/07                             A1        A                    154
      235   HSBC Finance Corp., Notes, 4.75%, due 5/15/09                             A1        A                    238
       90   HSBC Finance Corp., Unsecured Notes, 4.13%, due 11/16/09                  A1        A                     89
      100   HSBC Finance Corp., Notes, 7.00%, due 5/15/12                             A1        A                    114
      390   International Lease Finance Corp., Unsubordinated Notes,
            4.75%, due 7/1/09                                                         A1        AA-                  392
      255   JP Morgan Chase & Co., Unsecured Notes, 4.50%, due 1/15/12               Aa3        A+                   254
      390   JP Morgan Chase Capital XV, Notes, 5.88%, due 3/15/35                     A1        A-                   400
      205   Kaneb Pipe Line Operating Partnership L.P., Senior Notes,
            5.88%, due 6/1/13                                                        Ba1       BBB                   214
      175   Kraft Foods, Inc., Notes, 4.00%, due 10/1/08                              A3       BBB+                  174
      245   Lazard Group LLC, Notes, 7.13%, due 5/15/15                              Ba1       BBB-                  247   **
      150   Metlife, Inc., Senior Notes, 5.70%, due 6/15/35                           A2        A                    155
      305   National City Bank of Cleveland, Bonds, 4.50%, due 3/15/10               Aa3        A+                   308
      555   News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34                Baa3      BBB-                  582
       80   Nexen, Inc., Unsecured Notes, 5.88%, due 3/10/35                         Baa2      BBB-                   81
       75   Oneok, Inc., Senior Notes, 6.00%, due 6/15/35                            Baa1      BBB+                   77
      330   Packaging Corp. of America, Unsubordinated Notes, 5.75%,
            due 8/1/13                                                               Ba1       BBB                   330
      175   Progress Energy, Inc., Senior Notes, 5.85%, due 10/30/08                 Baa2      BBB-                  182
      170   Residential Capital Corp., Notes, 6.38%, due 6/30/10                     Baa2      BBB-                  171   **
      310   Scottish Power PLC, Unsecured Notes, 5.38%, due 3/15/15                  Baa1      BBB+                  318
      100   Simon Property Group L.P., Notes, 4.60%, due 6/15/10                     Baa2      BBB+                  100   **
      275   Simon Property Group L.P., Notes, 4.88%, due 8/15/10                     Baa2      BBB+                  278
      130   Simon Property Group L.P., Notes, 5.10%, due 6/15/15                     Baa2      BBB+                  130   **
      140   SLM Corp., Medium-Term Notes, 5.13%, due 8/27/12                          A2        A                    145
      160   Sprint Capital Corp., Guaranteed Notes, 6.13%, due 11/15/08              Baa3      BBB-                  168
      240   Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32               Baa3      BBB-                  334
       70   Telecom Italia Capital, Guaranteed Notes, 4.95%, due 9/30/14             Baa2      BBB+                   69   **
      335   Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                      A3       BBB                   332
      450   Time Warner Entertainment Co. L.P., Senior Notes, 8.38%,
            due 7/15/33                                                              Baa1      BBB+                  597
       85   Time Warner, Inc., Guaranteed Notes, 7.63%, due 4/15/31                  Baa1      BBB+                  106
      235   United Mexican States, Notes, 8.38%, due 1/14/11                         Baa1      BBB                   274
      230   Univision Communications, Inc., Guaranteed Notes, 3.50%,
            due 10/15/07                                                             Baa2      BBB-                  225
      160   Verizon Global Funding Corp., Notes, 7.75%, due 12/1/30                   A2        A+                   207
      115   Viacom, Inc., Guaranteed Notes, 5.63%, due 8/15/12                        A3       BBB+                  118
      330   Vornado Realty, Notes, 4.75%, due 12/1/10                                Baa2      BBB                   329
      355   Wachovia Corp., Notes, 4.95%, due 11/1/06                                Aa3        A+                   359
      240   Wachovia Corp., Subordinated Notes, 5.25%, due 8/1/14                     A1        A                    250
      225   Wellpoint, Inc., Notes, 4.25%, due 12/15/09                              Baa1      BBB+                  224
       90   Wells Fargo Bank NA, Subordinated Notes, 4.75%, due 2/9/15               Aa1        AA-                   91
      142   Weyerhaeuser Co., Notes, 6.13%, due 3/15/07                              Baa2      BBB                   146
      435   Zurich Capital Trust I, Guaranteed Notes, 8.38%, due 6/1/37              Baa2       A-                   481   **
                                                                                                                 --------
            TOTAL CORPORATE DEBT SECURITIES (COST $16,819)                                                        17,070
                                                                                                                 --------
ASSET-BACKED SECURITIES (42.9%)
       36   ABSC NIMS Trust, Ser. 2004-HE5, Class A1, 5.00%, due  8/27/34                      BBB+                   36   **
      454   Ameriquest Mortgage Securities, Inc., Ser. 2002-AR1, Class
            M2, 4.61%, due 7/25/05                                                    A1       AAA                   454   oo
      105   Arcap Reit, Inc., Subordinated Bonds, Ser. 2004-1A, Class
            D, 5.64%, due 4/21/39                                                     A3        A-                   107   **

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
        7   Argent NIM Trust, Ser. 2004-WN4, Class A, 4.46%, due 3/25/34                       BBB                     7   **
       14   Argent NIM Trust, Ser. 2004-WN2, Class A, 4.55%, due 4/25/34                       BBB                    14   **
       90   Argent NIM Trust, Ser. 2004-WN2, Class B, 6.75%, due 4/25/34                       BBB-                   90   **
    1,205   Bank One Auto Securitization Trust, Ser. 2003-1, Class A4,
            2.43%, due 3/22/10                                                       Aaa       AAA                 1,173
      590   BMW Floorplan Master Owner Trust, Ser. 2003-1A, Class A,
            3.29%, due 7/19/05                                                       Aaa       AAA                   590   **oo
      330   Capital One Multi-Asset Execution Trust, Ser. 2004-C1,
            Class C1, 3.40%, due 11/16/09                                            Baa2      BBB                   326
      425   Capital One Prime Auto Receivables Trust, Ser. 2004-1,
            Class A4, 3.29%, due 7/15/05                                             Aaa       AAA                   426   oo
      191   Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due 11/15/10       Baa3      BBB                   189
        2   Centex Home Equity, Ser. 2003-A, Class AV1, 3.59%, due 7/25/05           Aaa       AAA                     2   oo
      370   Chalet Finance PLC, Ser. 2A, Class A1, 3.50%, due 8/26/05                Aaa       AAA                   370   **oo
       27   Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
            2004-1, Class 1A1, 3.42%, due 7/25/05                                    Aaa       AAA                    27   oo
      341   Chase Funding Mortgage Loan, Asset-Backed Certificates,
            Ser. 2004-1, Class 2A2, 3.54%, due 7/25/05                               Aaa       AAA                   342   oo
      110   Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
            2002-2, Class 2A1, 3.56%, due 7/25/05                                    Aaa       AAA                   110   oo
       63   Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
            2001-4, Class 1B, 7.38%, due 11/25/31                                    Baa2      BBB-                   65
    1,000   Chase Issuance Trust, Ser. 2005-A1, Class A1, 3.23%, due
            7/15/05                                                                  Aaa       AAA                 1,000   oo
    1,030   Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A-4,
            2.94%, due 6/15/10                                                       Aaa       AAA                 1,012
      947   Chesapeake Funding LLC, Ser. 2003-1, Class A1, 3.41%, due
            7/7/05                                                                   Aaa       AAA                   947   oo
      242   Chevy Chase Auto Receivables Trust, Ser. 2001-2, Class
            A4, 4.44%, due 4/16/07                                                   Aaa       AAA                   243
      865   Citibank Credit Card Issuance Trust, Ser. 2003-A1, Class
            A1, 3.24%, due 7/15/05                                                   Aaa       AAA                   867   oo
      639   Coliseum Funding Ltd., Floating Rate Bond, Ser. 1A, Class
            A1, 3.35%, due 7/24/06                                                   Aa2        A+                   635   **oo
      965   College Loan Corporation Trust, Ser. 2003-2, Class A2,
            3.30%, due 7/25/05                                                       Aaa       AAA                   967   oo
      702   Collegiate Funding Services Education Loan Trust 1, Ser.
            2003-B, Class A1, 3.58%, due 9/28/05                                     Aaa       AAA                   702   oo
       21   Countrywide Asset-Backed Certificates, Ser. 2003-S2,
            Class A1, 3.48%, due 7/25/05                                             Aaa       AAA                    21   oo
        4   Countrywide Asset-Backed Certificates, Ser. 2003-5NF, Class
            NF, 6.75%, due 2/25/34                                                             BBB                     4   **
       76   Countrywide Asset-Backed Certificates, Ser. 2005-2N, Class
            N, 4.50%, due 8/25/36                                                              BBB                    75   **
      168   Credit-Based Asset Servicing and Securitization, Ser.
            2004-CB6, Class AF1, 3.50%, due 7/25/05                                  Aaa       AAA                   168   oo
      695   Credit-Based Asset Servicing and Securitization CBO,
            Floating Rate Bond, Ser. 9A, Class A1, 3.48%, due 7/8/05                 Aaa       AAA                   696   **oo
      900   Discover Card Master Trust I, Ser. 2005-1, Class A, 3.23%,
            due 7/15/05                                                              Aaa       AAA                   898   oo
      845   Distribution Financial Services Floorplan Master Trust, Ser.
            2003-2, Class A, 3.32%, due 7/15/05                                      Aaa       AAA                   846   oo
      251   Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 2.47%,
            due 7/25/05                                                              Aaa       AAA                   252

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
      194   Equifirst Mortgage Loan Trust, Ser. 2005-1, Class A1, 3.37%,
            due 7/25/05                                                              Aaa       AAA                   194   oo
      154   Equifirst Mortgage Loan Trust, Ser. 2004-1, Class 2A1, 3.41%,
            due 7/25/05                                                              Aaa       AAA                   154   oo
      117   Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class
            N1, 3.97%, due 10/25/34                                                             A-                   117   **
      125   Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class
            N2, 5.93%, due 10/25/34                                                            BBB                   125   **
        -   Equifirst Mortgage Loan Trust NIM Notes, Ser. 2005-1, Class
            N1, 4.46%, due 4/25/35                                                              A+                     -   **
       85   Equifirst Mortgage Loan Trust NIM Notes, Ser. 2005-1, Class
            N2, 6.41%, due 4/25/35                                                              A+                    85   **
      735   Fannie Mae Grantor Trust, Ser. 2005-T3, Class A1A, 3.36%,
            due 7/25/05                                                              Aaa       AAA                   735   oo
       67   Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 3.43%,
            due 7/25/05                                                              Aaa       AAA                    67   oo
      340   Fannie Mae Grantor Trust, Ser. 2003-T3, Class 1A, 3.43%,
            due 7/25/05                                                              Aaa       AAA                   341   oo
      329   Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 3.42%, due
            7/25/05                                                                  Aaa       AAA                   330   oo
      152   Fannie Mae Whole Loan, Ser. 2003-W16, Class AV1, 3.46%,
            due 7/25/05                                                              Aaa       AAA                   152   oo
       71   First Franklin Mortgage Loan, Asset-Backed Certificates,
            Ser. 2004-FFH1, Class A2, 3.39%, due 7/25/05                             Aaa       AAA                    71   oo
      204   First Franklin Mortgage Loan, Asset-Backed Certificates,
            Ser. 2004-FFH3, Class 2A1, 3.69%, due 7/25/05                            Aaa       AAA                   204   oo
       32   First Franklin NIM Trust, Ser. 2003-FFH2, Class N1, 4.21%,
            due 3/25/34                                                                                               32   **^^^
       90   First Franklin NIM Trust, Ser. 2003-FFH2, Class N2, 7.39%,
            due 3/25/34                                                                                               90   **(cent)
       86   First Franklin NIM Trust, Ser. 2003-FF5, Class N1, 4.21%,
            due 4/25/34                                                                        BBB+                   86   **
       16   First Franklin NIM Trust, Ser. 2004-FF1, Class N1, 4.50%,
            due 11/25/34                                                                       BBB+                   16   **
        -   First Franklin NIM Trust, Ser. 2004-FF11, Class N1, 4.21%,
            due 1/25/35                                                                                                -   **^^^
      760   Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
            due 11/15/08                                                             Aaa       AAA                   755
      565   Ford Credit Floorplan Master Owner Trust, Ser. 2004-1, Class
            A, 3.26%, due 7/15/05                                                    Aaa       AAA                   565   oo
      495   Ford Credit Floorplan Master Owner Trust, Ser. 2001-2, Class
            A, 3.36%, due 7/15/05                                                    Aaa       AAA                   496   oo
       35   Fremont NIM Note Trust, Ser. 2004-B, 4.70%, due 5/25/34                            BBB+                   35   **
      285   GE Dealer Floorplan Master Note Trust, Ser. 2005-1, Class A,
            3.30%, due 7/20/05                                                       Aaa       AAA                   285   oo
      640   GE Dealer Floorplan Master Note Trust, Ser. 2004-2, Class A,
            3.34%, due 7/20/05                                                       Aaa       AAA                   641   oo
      845   Gracechurch Card Funding PLC, Ser. 7, Class A, 3.24%, due
            7/15/05                                                                  Aaa       AAA                   845   oo
       32   GSAMP Note Trust, Ser. 2004-FM1N, 5.25%, due 11/25/33                              BBB                    32   **
      328   GSAMP Trust, Ser. 2004-FM2, 3.44%, due 7/25/05                           Aaa       AAA                   328   oo
       97   GSAMP Trust, Ser. 2003-AHL, Class A2A, 3.51%, due 7/25/05                          AAA                    97   oo
      130   GSAMP Trust, Ser. 2004-FM1, Class A2A, 3.54%, due 7/25/05                Aaa       AAA                   129   oo
      112   Master Asset Backed Securities Trust, Ser. 2004-OPT1, Class
            A3, 3.57%, due 7/25/05                                                   Aaa       AAA                   112   oo
      815   MBNA Master Credit Card Trust USA, Ser. 1998-E, Class A,

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
            3.29%, due 7/15/05                                                       Aaa       AAA                   818   oo
      390   MBNA Master Credit Card Trust USA, Ser. 1997-K, Class A,
            3.34%, due 7/15/05                                                       Aaa       AAA                   390   oo
      195   Merrill Auto Trust Securitization, Ser. 2005-1, Class
            A2B, 3.31%, due 7/25/05                                                  Aaa       AAA                   195   oo
      163   Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1,
            Class A2, 3.61%, due 7/25/05                                             Aaa       AAA                   163   oo
       17   Merrill Lynch Mortgage Investors, Inc., Ser. 2003-OP1N,
            Class N1, 7.25%, due 9/25/34                                                       BBB                    17   **
       28   Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WM1N,
            Class N1, 4.50%, due 10/25/34                                                      BBB+                   28   **
       69   Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OP1N,
            Class N1, 4.75%, due 6/25/35                                                       BBB+                   69   **
        1   Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class A2,
            3.51%, due 7/25/05                                                       Aaa       AAA                     1   oo
      438   MSDWCC Heloc Trust, Ser. 2003-2, Class A, 3.57%, due 7/25/05             Aaa       AAA                   438   oo
       36   National City Auto Receivables Trust, Ser. 2002-A, Class
            A4, 4.83%, due 8/15/09                                                   Aaa       AAA                    37
      260   Navistar Financial Corp. Owner Trust, Ser. 2003-B, Class
            A3, 3.42%, due 7/15/05                                                   Aaa       AAA                   260   oo
      200   New Century Mortgage Corporation NIM Trust, Ser. 2005-A,
            Class N1, 4.70%, due 8/25/35                                                        A-                   200   **
      260   Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due
            3/24/39                                                                   A2        A                    261   **
      394   Nissan Auto Lease Trust, Ser. 2003-A, Class A3A, 3.36%,
            due 7/15/05                                                              Aaa        AAA                  394   oo
    1,290   Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class
            A3, 3.54%, due 10/15/08                                                  Aaa        AAA                1,281
    1,000   Nissan Master Owner Trust Receivables, Ser. 2003-A, Class
            A1, 3.28%, due 7/15/05                                                   Aaa        AAA                1,001   oo
      239   Novastar Home Equity Loan, Ser. 2005-1, Class A2A, 3.43%,
            due 7/25/05                                                              Aaa        AAA                  239   oo
       33   Novastar NIM Note Trust, Ser. 2004-N1, 4.46%, due 2/26/34                           A-                    33   **
       94   Novastar NIM Note Trust, Ser. 2004-N3, 3.97%, due 3/25/35                           A                     94   **
       48   Option One Mortgage Loan Trust, Ser. 2002-2, Class A,
            3.58%, due 7/25/05                                                       Aaa       AAA                    48   oo
      124   Option One Mortgage Loan Trust, Ser. 2003-1, Class A2,
            3.73%, due 7/25/05                                                       Aaa       AAA                   125   oo
       96   Option One Mortgage Loan Trust, Ser. 2001-4, Class A,
            3.91%, due 7/25/05                                                       Aaa       AAA                    96   oo
       35   Option One Mortgage Securities Corp. NIM Note Trust, Ser.
            2003-6A, 3.53%, due 7/26/05                                              Aaa       AAA                    35   **oo
       75   Park Place Securities NIM Trust, Ser. 2004-WWF1, Class A,
            3.84%, due 1/25/35                                                                                        75   **^^^^
       18   Renaissance NIM Note Trust, Ser. 2003-D, 6.66%, due 3/26/34                        BBB                    18   **
       59   Renaissance NIM Note Trust, Ser. 2004-B, 5.19%, due 8/26/34                        BBB                    59   **
       80   Residential Asset Mortgage Products NIM Note Trust, Ser.
            2005-NM2, 5.19%, due 4/25/35                                                                              80   **+/-
      154   Residential Asset Mortgage Products, Inc., Ser. 2004-RS6,
            Class AI1, 3.46%, due 7/25/05                                            Aaa       AAA                   154   oo
      303   Residential Asset Mortgage Products, Inc., Ser. 2004-RS8,
            Class AI1, 3.49%, due 7/25/05                                            Aaa       AAA                   303   oo
      125   Residential Asset Mortgage Products, Inc., Ser. 2003-RS2,
            Class AII, 3.65%, due 7/25/05                                            Aaa       AAA                   125   oo
      367   Residential Asset Mortgage Products, Inc., Ser. 2003-RS3,
            Class AII, 3.67%, due 7/25/05                                            Aaa       AAA                   368   oo


See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
      106   Residential Asset Mortgage Products, Inc., Ser. 2002-RS5,
            Class AII, 3.68%, due 7/25/05                                            Aaa       AAA                   106   oo
      122   Residential Asset Mortgage Products, Inc., Ser. 2003-RS1,
            Class AII, 3.70%, due 7/25/05                                            Aaa       AAA                   123   oo
       93   Residential Asset Securities Corp., Ser. 2002-KS3, Class
            A1B, 3.56%, due 7/25/05                                                  Aaa       AAA                    93   oo
       63   Residential Asset Securities Corp., Ser. 2003-KS1, Class A2,
            3.68%, due 7/25/05                                                       Aaa       AAA                    64   oo
      600   Residential Funding Mortgage Securities II, Ser. 2005-HI2,
            Class A1, 3.47%, due 7/25/05                                             Aaa       AAA                   600   oo
      240   Saxon Asset Securities Trust, Ser. 2004-1, Class A, 3.58%,
            due 7/25/05                                                              Aaa       AAA                   240   oo
       56   Saxon Asset Securities Trust, Ser. 2003-1, Class AV1, 3.62%,
            due 7/25/05                                                              Aaa       AAA                    56   oo
        -   Saxon Net Interest Margin Trust, Ser. 2003-A, Class A,
            6.66%, due 8/26/33                                                                 BBB                     -   **
      122   Securitized Asset Backed Receivables LLC, Ser. 2004-OP1,
            Class A2, 3.56%, due 7/25/05                                             Aaa       AAA                   122   oo
       17   Sharps SP I LLC Net Interest Margin Trust, Ser. 2004-FM1N,
            Class N, 6.16%, due 9/25/33                                                        BBB-                   17   **
       52   Sharps SP I LLC Net Interest Margin Trust, Ser. 2003-OP1N,
            Class NA, 4.45%, due 12/25/33                                                      BBB                    52   **
      750   SLM Student Loan Trust, Floating Rate Bonds, Ser. 2003-10A,
            Class A1A, 1.50%, due 7/17/05                                            Aaa       AAA                   750   **oo
       84   SLM Student Loan Trust, Floating Rate Bonds, Ser. 2003-8,
            Class A2, 3.45%, due 9/15/05                                             Aaa       AAA                    84   oo
      465   SLM Student Loan Trust, Floating Rate Bonds, Ser. 2005-A,
            Class A1, 3.45%, due 9/15/05                                             Aaa       AAA                   465   oo
      109   SLM Student Loan Trust, Floating Rate Bonds, Ser. 2004-9,
            Class A1, 3.15%, due 10/25/05                                            Aaa       AAA                   109   oo
      191   Specialty Underwriting & Residential Finance, Ser. 2004-BC2,
            Class A2, 3.58%, due 7/25/05                                             Aaa       AAA                   191   oo
       47   Specialty Underwriting & Residential Finance, Ser. 2003-BC1,
            Class A, 3.65%, due 7/25/05                                              Aaa                              48   oo
      111   Structured Asset Securities Corp., Ser. 2003-BC1, Class A,
            3.81%, due 7/25/05                                                       Aaa       AAA                   111   ++oo
      665   Volkswagon Credit Auto Master Trust, Ser. 2001-1, Class A,
            3.41%, due 7/20/05                                                       Aaa       AAA                   665   oo
      379   Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A,
            3.56%, due 7/25/05                                                       Aaa       AAA                   380   oo
       60   Wells Fargo Home Equity Trust, Ser. 2004-2N, Class N1,
            4.45%, due 10/26/34                                                                 A-                    60   **
      247   WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due
            8/22/11                                                                  Baa2      BBB                   245
       75   Whole Auto Loan Trust, Ser. 2002-1, Class A3, 2.60%, due
            8/15/06                                                                  Aaa       AAA                    75
      845   World Omni Master Owner Trust, Ser. 2004-1, Class A, 3.29%,
            due 7/15/05                                                              Aaa       AAA                   846   oo
                                                                                                                 --------
            TOTAL ASSET-BACKED SECURITIES (COST $33,747)                                                          33,687
                                                                                                                 --------
SHORT-TERM INVESTMENTS (5.2%)
    4,115   Neuberger Berman Prime Money Fund Trust Class (COST $4,115)                                            4,115   #@
                                                                                                                 --------
            TOTAL INVESTMENTS (125.2%) (COST $98,024)                                                             98,417   ##
                                                                                                                 --------

See Notes to Schedule of Investments

                                                                                           NEUBERGER BERMAN JUNE 30,2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                        RATING                 VALUE+
(000's omitted)                                                                    Moody's     S&P        ($000's omitted)
            Liabilities, less cash, receivables and other assets [(25.2%)]                                       (19,804)
                                                                                                                 --------
            TOTAL NET ASSETS (100.0%)                                                                            $78,613
                                                                                                                 ========

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JUNE 30, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
---------------------------------------------------------------

+ Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Income Funds believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#        At cost, which approximates market value.

## At June 30, 2005, the cost of investments for U.S. Federal income tax purposes was $98,024,000. Gross unrealized appreciation of investments was $584,000 and gross unrealized depreciation of investments was $191,000, resulting in net unrealized appreciation of $393,000, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At June 30, 2005, these securities amounted to $7,813,000 or 9.9% of net assets.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

^^^      Rated A- by Fitch Investors Services, Inc.

^^^^     Rated A+ by Fitch Investors Services, Inc.

(cent)   Rated BBB+ by Fitch Investors Services, Inc.

+/-      Rated BBB by Fitch Investors Services, Inc.

o        All or a portion of this security was purchased on a when-issued basis.
         At June 30, 2005, these securities amounted to $20,052,000.

oo All or a portion of this security is segregated as collateral for when-issued purchase commitments.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By: /s/Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 24, 2005



By: /s/John M. McGovern
    ---------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  August 24, 2005